                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003
                               -------------

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology Corp.
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   President
Phone:   212-421-2155

Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt                New York, New York      August 14, 2003
------------------------------
         [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  -0-

Form 13F Information Table Entry Total:  121

Form 13F Information Table Value Total:   $521,336
                                          --------
                                        (thousands)


List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F

Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

      Item 1:                   Item 2:  Item 3:    Item 4:      Item 5:            Item 6:         Item 7:          Item 8:
   Name of Issuer               Title     CUSIP   Fair Market   Shares of    Investment Discretion Managers      Voting Authority
                                 of       Number     Value      Principal           (b)               See            (Shares)
                                Class             (x $1,000)     Amount     (a)  Shared-As   (c)   Instr. V      (a)     (b)    (c)
                                                                           Sole Defined in  Shared               Sole   Shared  None
                                                                                  Instr. V  -Other
3COM CORP                         COM   885535104    2,850      610,360 SH   X                                 610,360
A D C TELECOMMUNICATN INC         COM   000886101      988      429,927 SH   X                                 429,927
accenture LTD                     COM   G1150G111    2,724      150,600 SH   X                                 150,600
ACCREDO HEALTH INC                COM   00437V104    7,183      331,800 SH   X                                 331,800
AETHER SYSTEMS INC                COM   00808V105    6,011    1,252,300 SH   X                               1,252,300
AMERICAN MANAGEMENT SYSTEMS INC   COM   027352103    8,145      569,200 SH   X                                 569,200
AMERICAN POWER CONVERSION INC     COM   029066107    2,936      188,100 SH   X                                 188,100
ARTISOFT INC                      COM   04314L106      378      236,050 SH   X                                 236,050
ASPECT COMMUNICATIONS             COM   04523Q102   10,165    2,887,850 SH   X                               2,887,850
ASPEN TECHNOLOGY INC              COM   045327103      901      190,000 SH   X                                 190,000
AT&T WIRELESS SERVICES            COM   00209A106    1,642      200,000 SH   X                                 200,000
BEA SYS INC                       COM   073325102    5,519      506,800 SH   X                                 506,800
BIOTRANSPLANT INC                 COM   09066Y107      214    1,017,900 SH   X                               1,017,900
BIOVAIL CORP                      COM   09067J109    3,304       70,200 SH   X                                  70,200
BLUECOAT SYSTEMS                  COM   09534T508    4,934      825,100 SH   X                                 825,100
BOTTOMLINE TECHNOLOGY             COM   101388106    2,522      314,900 SH   X                                 314,900
CAMBRIDGE HEART INC               COM   131910101      807    1,241,927 SH   X                               1,241,927
CAMBRIDGE HEART SERIES A          PFD     PRIVATE      200       45,248 SH   X                                  45,248
CERNER CORP                       COM   156782104      456       20,000 SH   X                                  20,000
CIENA CORP                        COM   171779101    2,171      420,000 SH   X                                 420,000
CITRIX SYS INC                    COM   177376100    4,742      232,900 SH   X                                 232,900
COMCAST CORP                      COM   20030N101    2,113       70,000 SH   X                                  70,000
COMPUTER ACCESS TECHNOLOGY CORP   COM   204853105      767      235,900 SH   X                                 235,900
COMPUTER TASK GROUP               COM   205477102    1,483      522,300 SH   X                                 522,300
COMPUWARE CORP                    COM   205638109    6,232    1,089,500 SH   X                               1,089,500
COMTECH TELECOMMUNICAT NEW        COM   205826209    9,189      325,948 SH   X                                 325,948
COMVERSE TECH                     COM   205862402    2,137      142,400 SH   X                                 142,400
CONCERTO SOFTWARE INC             COM   20602T106    4,010      436,300 SH   X                                 436,300
CORIO INC                         COM   218875102    1,916    1,197,500 SH   X                               1,197,500
CORVIS CORP                       COM   221009103    5,821    4,014,200 SH   X                               4,014,200
COX COMMUNICATIONS NEW CL A       COM   224044107    1,914       60,000 SH   X                                  60,000
CSG SYS INTL INC                  COM   126349109    8,081      569,500 SH   X                                 569,500
CYPRESS SEMICONDUCTOR             COM   232806109    1,200      100,000 SH   X                                 100,000
COLUMN TOTAL                                       113,655

                                    FORM 13F

Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


      Item 1:                   Item 2:  Item 3:    Item 4:      Item 5:            Item 6:         Item 7:          Item 8:
   Name of Issuer               Title     CUSIP   Fair Market   Shares of    Investment Discretion Managers      Voting Authority
                                 of       Number     Value      Principal           (b)               See            (Shares)
                                Class             (x $1,000)     Amount     (a)  Shared-As   (c)   Instr. V      (a)     (b)    (c)
                                                                           Sole Defined in  Shared               Sole   Shared  None
                                                                                  Instr. V  -Other
DELL COMPUTER CORP                COM   247025109    3,184      100,000 SH   X                                 100,000
DEPOMED INC                       COM   249908104      456       94,954 SH   X                                  94,954
DIAMONDCLUSTER INTL               COM   25278P106    3,357      924,700 SH   X                                 924,700
DOCENT INC                        COM   25608L502    1,705      501,330 SH   X                                 501,330
DRS TECHNOLOGIES INC              COM   23330X100    4,852      173,800 SH   X                                 173,800
EARTHLINK NETWORK INC             COM   270321102      630       79,000 SH   X                                  79,000
ELOYALTY CORP                     COM   290151307    2,066      529,800 SH   X                                 529,800
ENREV CORP                        COM     PRIVATE        1       86,226 SH   X                                  86,226
ENZON INC                         COM   293904108    5,773      460,000 SH   X                                 460,000
EPICOR SOFTWARE CORP              COM   29426L108    7,373    1,228,839 SH   X                               1,228,839
EPRESENCE INC                     COM   294348107      941      382,600 SH   X                                 382,600
EXTREME NETWORKS INC              COM   30226D106      545      103,500 SH   X                                 103,500
F5 NETWORKS INC                   COM   315616102      628       37,800 SH   X                                  37,800
FILENET CORP                      COM   316869106   11,410      633,900 SH   X                                 633,900
FIRST DATA CORP                   COM   319963104    2,486       60,000 SH   X                                  60,000
FOUNDRY NETWORKS INC              COM   35063R100    3,137      220,000 SH   X                                 220,000
GATEWAY INC                       COM   367626108   14,326    3,924,800 SH   X                               3,924,800
GEMSTAR-TV GUIDE INTL             COM   36866W106    2,024      404,000 SH   X                                 404,000
GM HUGHES ELECTRONIC              COM   370442832    1,012       79,000 SH   X                                  79,000
CLASS H
HEWLETT-PACKARD CO.               COM   428236103    2,130      100,000 SH   X                                 100,000
HYPERION SOLUTIONS CORP           COM   44914M104   19,294      572,000 SH   X                                 572,000
IDT CORP                          COM   448947309    4,699      267,000 SH   X                                 267,000
IDT CORP CLASS C                  COM   448947101    1,790      100,000 SH   X                                 100,000
IMCLONE SYS INC                   COM   45245W109   22,382      700,100 SH   X                                 700,100
INDUS INTL INC                    COM   45578L100    5,900    2,936,700 SH   X                               2,936,700
INTEL CORP                        COM   458140100    2,081      100,000 SH   X                                 100,000
INTERACTIVE INTELLIGENCE INC      COM   45839M103    4,938    1,309,800 SH   X                               1,309,800
INTERWOVEN INC                    COM   46114T102    2,366    1,075,600 SH   X                               1,075,600
JDS UNIPHASE CORP                 COM   466121101    1,399      400,000 SH   X                                 400,000
JUNIPER NETWORKS                  COM   48203R104    2,743      220,000 SH   X                                 220,000
JUPITERMEDIA CORP                 COM   48207D101    2,366      593,000 SH   X                                 593,000
KING PHARMACEUTICALS              COM   495582108    6,732      456,100 SH   X                                 456,100
KOMAG INC                         COM   500453204      751       64,500 SH   X                                  64,500
KOSAN BIOSCIENCES INC             COM   50064W107    3,023      518,500 SH   X                                 518,500
LEVEL 3 COMMUNICATION             COM   52729N100      999      150,000 SH   X                                 150,000
MANUGISTICS GROUP INC             COM   565011103   16,062    3,917,600 SH   X                               3,917,600
MAPINFO CORP                      COM   565105103    1,113      156,100 SH   X                                 156,100
MATRIXONE INC                     COM   57685P304    2,511      430,000 SH   X                                 430,000
COLUMN TOTAL                                       169,185

                                    FORM 13F

Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

      Item 1:                   Item 2:  Item 3:    Item 4:      Item 5:            Item 6:         Item 7:          Item 8:
   Name of Issuer               Title     CUSIP   Fair Market   Shares of    Investment Discretion Managers      Voting Authority
                                 of       Number     Value      Principal           (b)               See            (Shares)
                                Class             (x $1,000)     Amount     (a)  Shared-As   (c)   Instr. V      (a)     (b)    (c)
                                                                           Sole Defined in  Shared               Sole   Shared  None
                                                                                  Instr. V  -Other
MAXTOR CORP                       COM   577729205   34,484    4,591,708 SH   X                               4,591,708
META GROUP INC                    COM   591002100    2,357      554,600 SH   X                                 554,600
MICROCHIP TECHNOLOGY              COM   595017104    2,475      100,000 SH   X                                 100,000
MID-ATLANTIC MEDICAL SERVICES     COM   59523C107    4,686       89,600 SH   X                                  89,600
NEOPHARM INC                      COM   640919106   13,896    1,007,721 SH   X                               1,007,721
NETIQ CORP                        COM   64115P102    1,176       75,900 SH   X                                  75,900
NEW FOCUS INC                     COM   644383101    4,665    1,247,300 SH   X                               1,247,300
NIKU CORP                         COM   654113703      125       27,500 SH   X                                  27,500
NORTEL NETWORKS CORP              COM   656568102    1,092      405,954 SH   X                                 405,954
OPENWAVE SYS INC                  COM   683718100    2,410    1,205,000 SH   X                               1,205,000
OPNET TECHNOLOGIES                COM   683757010    1,856      152,500 SH   X                                 152,500
ORACLE SYSTEMS                    COM   68389X105    3,036      252,800 SH   X                                 252,800
PEGASUS SATELLITE COMMUNICATIO    COM   705904100    7,503      257,295 SH   X                                 257,295
PEOPLESOFT INC                    COM   712713106    3,663      208,600 SH   X                                 208,600
PERVASIVE SOFTWARE INC            COM   715710109    2,707      505,900 SH   X                                 505,900
PINNACOR INC                      COM   723487104      490      255,000 SH   X                                 255,000
QAD INC                           COM   74727D108    3,213      431,900 SH   X                                 431,900
QLT INC                           COM   746927102   10,669      840,100 SH   X                                 840,100
QUEST SOFTWARE INC                COM   74834T103    4,976      419,900 SH   X                                 419,900
QUOVADX INC                       COM   74913K106    2,900    1,086,100 SH   X                               1,086,100
RADIOSHACK CORP                   COM   750438103    9,537      362,500 SH   X                                 362,500
REAL NETWORKS INC                 COM   75605L104    2,366      350,000 SH   X                                 350,000
RIVERSTONE NETWORKS               COM   769320102    3,863    3,301,950 SH   X                               3,301,950
S1 CORPORATION                    COM   78463B101   10,419    2,604,800 SH   X                               2,604,800
SANMINA-SCI CORP                  COM   800907107    4,997      790,716 SH   X                                 790,716
SAPIENT CORP                      COM   803062108    1,262      457,100 SH   X                                 457,100
SEAGATE TECHNOLOGY HOLDINGS       COM   G7945J104    3,698      209,500 SH   X                                 209,500
SIEBEL SYS INC                    COM   826170102    4,812      507,400 SH   X                                 507,400
SIRIUS SATELLITE RADIO            COM   82966U103    1,774    1,050,000 SH   X                               1,050,000
SOLECTRON CORP                    COM   834182107   21,955    5,870,271 SH   X                               5,870,271
SONICWALL INC                     COM   835470105    1,358      280,000 SH   X                                 280,000
SYCAMORE NETWORKS INC             COM   871206108    9,590    2,510,400 SH   X                               2,510,400

COLUMN TOTAL                                       184,010

                                    FORM 13F

Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

      Item 1:                   Item 2:  Item 3:    Item 4:      Item 5:            Item 6:         Item 7:          Item 8:
   Name of Issuer               Title     CUSIP   Fair Market   Shares of    Investment Discretion Managers      Voting Authority
                                 of       Number     Value      Principal           (b)               See            (Shares)
                                Class             (x $1,000)     Amount     (a)  Shared-As   (c)   Instr. V      (a)     (b)    (c)
                                                                           Sole Defined in  Shared               Sole   Shared  None
                                                                                  Instr. V  -Other
SYMBOL TECHNOLOGIES               COM   871508107    2,255      173,300 SH   X                                 173,300
TECHNOLOGY SOLUTIONS              COM   87872T108    2,178    2,177,600 SH   X                               2,177,600
TELLABS INC                       COM   879664100    1,968      300,000 SH   X                                 300,000
TEXAS INSTRS INC                  COM   882508104    6,160      350,000 SH   X                                 350,000
TRANSWITCH CORP                   COM   894065101      629      462,500 SH   X                                 462,500
TUMBLEWEED COMMUNICTNS CORP       COM   899690101    3,121    1,209,500 SH   X                               1,209,500
TURNSTONE SYSTEMS                 COM   900423104    5,376    2,124,800 SH   X                               2,124,800
ULTICOM                           COM   903844108    3,828      401,629 SH   X                                 401,629
VALUECLICK INC                    COM   92046N102    2,921      482,000 SH   X                                 482,000
VIGNETTE CORP                     COM   926734104    3,199    1,624,100 SH   X                               1,624,100
VITESSE SEMICONDUCTOR CORP        COM   928497106      232       47,490 SH   X                                  47,490
VITRIA TECHNOLOGY                 COM   92849Q104    3,076      543,425 SH   X                                 543,425
WEBSENSE INC                      COM   947684106   12,572      802,300 SH   X                                 802,300
XMSATELLITE RADIO HOLDINGS        COM   983759101    5,728      521,200 SH   X                                 521,200
XO COMMUNICATIONS INC             COM   983764838    1,087      150,000 SH   X                                 150,000
ELOYALTY CORP SERIES B CONV       PFD                   88       22,475 SH   X                                  22,475

COLUMN TOTAL                                        54,418

                                    FORM 13F

Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

      Item 1:                   Item 2:  Item 3:    Item 4:      Item 5:            Item 6:         Item 7:          Item 8:
   Name of Issuer               Title     CUSIP   Fair Market   Shares of    Investment Discretion Managers      Voting Authority
                                 of       Number     Value      Principal           (b)               See            (Shares)
                                Class             (x $1,000)     Amount     (a)  Shared-As   (c)   Instr. V      (a)     (b)    (c)
                                                                           Sole Defined in  Shared               Sole   Shared  None
                                                                                  Instr. V  -Other
SECURE COMP                       COM   813705100       16        1,818 SH   X                                   1,818
WESTERN DIGITAL CORP              COM   958102105       52           5,000   X                                   5,000

COLUMN TOTAL                                            68

GRAND TOTAL                                        521,336